Summary of Significant Accounting Policies - Accounts Receivable Reserve Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Balance at Beginning of Period	$ 6,516	$ 7,769	$ 7,279
Charged to Costs and Expenses	3,270	1,614	1,895
Write- offs and Payments	(3,390)	(2,867)	(1,405)
Balance at End of Period	$ 6,396	$ 6,516	$ 7,769